Consolidation Statements of Changes in Equity	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non controlling interests CNY (¥)	Non controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 63,291		¥ 52,927,738		¥ 18,896,987		¥ 155,103,985		¥ 224,130		¥ 4,400,202		¥ 231,616,333
Balance at Dec. 31, 2019	¥ 63,291		52,927,738		18,896,987		155,103,985		224,130		4,400,202		231,616,333
Balance (in Shares) at Dec. 31, 2019 | shares	100,000,000	100,000,000
Balance at Dec. 31, 2020	¥ 63,291		52,927,738		20,977,351		235,347,520		188,739		8,986,694		¥ 318,491,333
Balance (in Shares) at Dec. 31, 2020 | shares	100,000,000	100,000,000											100,000,000	100,000,000
Net income (loss)							82,323,899				4,586,492		¥ 86,910,391
Appropriation to statutory reserves					2,080,364		(2,080,364)
Foreign currency translation adjustments									(35,391)				(35,391)
Balance (in Dollars)	63,291		52,927,738		20,977,351		235,347,520		188,739		8,986,694		318,491,333
Balance at Dec. 31, 2021	¥ 63,291		54,045,908		23,599,304		280,983,836		400,233		13,659,049		¥ 372,751,621
Balance (in Shares) at Dec. 31, 2021 | shares	100,000,000	100,000,000											100,000,000	100,000,000
Net income (loss)							48,258,269				4,672,355		¥ 52,930,624
Appropriation to statutory reserves					2,621,953		(2,621,953)
Deemed capital contribution from a shareholder for waive of interest expenses			1,118,170										1,118,170
Foreign currency translation adjustments									211,494				211,494
Balance (in Dollars)	63,291		54,045,908		23,599,304		280,983,836		400,233		13,659,049		372,751,621
Balance at Dec. 31, 2022	¥ 77,747	$ 12,111	242,093,942	$ 35,099,483	23,599,304	$ 3,421,577	81,822,029	$ 11,863,081	2,520,630	$ 365,457	16,237,810	$ 2,354,261	¥ 366,351,462	$ 53,115,970
Balance (in Shares) at Dec. 31, 2022 | shares	121,110,000	121,110,000											121,110,000	121,110,000
Issuance of ordinary shares in connection with IPO	¥ 6,848		140,690,442										¥ 140,697,290
Issuance of ordinary shares in connection with IPO (in Shares) | shares	10,000,000	10,000,000
Conversion of redeemable ordinary shares	¥ 7,608		45,977,268										45,984,876
Conversion of redeemable ordinary shares (in Shares) | shares	11,110,000	11,110,000
Net income (loss)							(199,161,807)				2,578,761		(196,583,046)	$ (28,501,860)
Deemed capital contribution from a shareholder for waive of interest expenses			1,380,324										1,380,324
Foreign currency translation adjustments									2,120,397				2,120,397
Balance (in Dollars)	¥ 77,747	$ 12,111	¥ 242,093,942	$ 35,099,483	¥ 23,599,304	$ 3,421,577	¥ 81,822,029	$ 11,863,081	¥ 2,520,630	$ 365,457	¥ 16,237,810	$ 2,354,261	¥ 366,351,462	$ 53,115,970